Tangible assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tangible Assets
Impairment expense	R$ 4,984	R$ 4,439
Contractual commitments		R$ 50,047